22. Income Taxes (Annual)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
22. Income Taxes (Annual)

22. Income Taxes

The Company is incorporated in the United States of America and is subject to United States federal taxation. No provisions for income taxes have been made as the Company had no U.S. taxable income for the years ended December 31, 2021 and December 31, 2020.

The Company's Italian subsidiaries are governed by the income tax laws of Italy. The corporate tax rate in Italy is 27.9% (IRES at 24% plus IRAP ordinary at 3.9%) on income reported in the statutory financial statements after appropriate tax adjustments.

The Company's Austrian subsidiaries are governed by the income tax laws of Austria. The corporate tax rate in Austria is 25% on income reported in the statutory financial statements after appropriate tax adjustments.

The Company's Canadian subsidiary is governed by the income tax laws of Canada and the Province of Ontario. The combined Federal and Provincial corporate tax rate in Canada is 26.5% on income reported in the statutory financial statements after appropriate tax adjustments.

The Company's Colombian subsidiary is governed by the income tax laws of Colombia. The corporate tax rate in Colombia is 31% on income reported in the statutory financial statements after appropriate tax adjustments.

The Company continues to evaluate the accounting for uncertainty in tax positions at the end of each reporting period. The guidance requires companies to recognize in their financial statements the impact of a tax position if the position is more likely than not of being sustained if the position were to be challenged by a taxing authority. The position ascertained inherently requires judgment and estimates by management.

The reconciliation of income tax expense at the U.S. statutory rate of 21% during 2021 and 2020, to the Company’s effective tax rate is as follows:

	December 31, 2021	December 31, 2020
U.S. Statutory rate	$3,224,547	$1,896,305
Items not allowed for tax purposes	(1,705,372)	(2,113,651)
Foreign tax rate differential	(2,367)	(90,772)
Additional foreign taxation	27,495	(36,939)
Withholding tax on dividends	—	(162,112)
Prior year over provision	125,887	—
Movement in valuation allowances	(1,379,714)	(323,114)
Other differences	-	(76,361)
Income tax benefit (expense)	$290,476	$(906,644)

The Company has accumulated a net operating loss carry forward (“NOL”) of approximately $27.7 million as of December 31, 2021 in the U.S. The U.S. NOL carry forward includes adjustments based on prior year assessments of $2.3 million due the assessment of tax losses carried forward. Net operating losses of $11.1 million expire from 2034 to 2038 and a further $16.6 million has an indefinite life. The company also has net operating loss carry forwards in Italy, Austria and Malta of approximately €1.2 million ($1.4 million) and in Canada of approximately CDN $0.4 million ($0.3 million). The use of these losses to reduce future income taxes will depend on the generation of sufficient taxable income prior to the expiration of the NOL. The Company periodically evaluates whether it is more likely than not that it will generate sufficient taxable income to realize the deferred income tax asset. At the present time, management cannot presently determine when the Company will be able to generate sufficient taxable income to realize the deferred tax asset; accordingly, a 100% valuation allowance has been established to offset the asset.

Utilization of NOLs are subject to limitation due to any ownership change (as defined under Section 382 of the Internal Revenue Code of 1986) which resulted in a change in business direction. Unused limitations may be carried over to future years until the NOLs expire. Utilization of NOLs may also be limited in any one year by alternative minimum tax rules.

Under Italian tax law, the operating loss carryforwards available for offset against future profits can be used indefinitely. Operating loss carryforwards are only available for offset against national income tax, up to the limit of 80% of taxable annual income. This restriction does not apply to the operating loss incurred in the first three years of the Company's activity, which are therefore available for 100% offsetting.

Under Austrian tax law, the operating loss carryforwards available for offset against future profits can be used indefinitely. Operating loss carryforwards are only available for offset against national income tax, up to the limit of 75% of taxable annual income.

Under Canadian tax law, the operating loss carryforwards available for offset against future profits can be used indefinitely.

The provisions for income taxes consist of currently payable income tax in Colombia, Italy, Malta and Austria and deferred tax movements on intangible assets.

The benefit (provision) for income taxes are summarized as follows:

	December 31, 2021	December 31, 2020
Current	$94,041	$(837,973)
Withholding tax	—	(162,112)
Deferred	196,434	93,441
Income tax benefit (expense)	$290,476	$(906,644)

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets and liabilities are as follows:

	December 31, 2021	December 31, 2020
Working capital movements	$247,563	$693,465
Property and equipment	—	6,925
Net loss carryforward - Foreign	443,100	135,568
Net loss carryforward - US	5,815,807	3,752,678
	6,506,470	4,588,636
Less valuation allowance	(6,506,470)	(4,588,636)
Deferred tax assets	—	—

Intangible assets	(3,291,978)	(1,222,514)
Deferred Tax Liability	$(3,291,978)	$(1,222,514)

The Net loss carry forward for US entities includes an adjustment of $0.5 million based on taxation assessments which differed to the amounts originally provided for.

The following tax years remain subject to examination:

USA:	Generally three years from the date of tax return filing which is currently the 2018 to 2020 tax years.
Italy:	Generally five years from the date of filing which is currently the 2016 to 2020 tax years.
Austria:	Generally tax years 2019 and 2020.
Malta:	Eight years from fiscal year end which is currently 2013 to 2020.
Colombia:	Three years in the case of taxable profits and five years where taxable losses are realized.

The Company is not currently under examination and it has not been notified of a pending examination.

There are no unrecognized tax benefits.